MORGAN STANLEY INSTITUTIONAL FUND, INC.

522 Fifth Avenue

New York, NY 10036

March 24, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	Morgan Stanley Institutional Fund, Inc.
Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of Morgan Stanley Institutional Fund, Inc., a Maryland corporation (the “Registrant”), under the Securities Act of 1933, as amended (the “1933 Act”), transmitted herewith for filing with the Securities and Exchange Commission under the 1933 Act is the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to a proposed Agreement and Plan of Reorganization, pursuant to which substantially all of the assets and liabilities of the Emerging Markets Domestic Debt Portfolio, a series of the Registrant, will be transferred to the Emerging Markets External Debt Portfolio, a series of the Registrant (“MSIF Emerging Markets External Debt”), in exchange for shares of common stock of MSIF Emerging Markets External Debt.

No fees are required in connection with this filing.  Should you have any questions regarding the Registration Statement on Form N-14 or the foregoing matters, please do not hesitate to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,

/s/ Edward J. Meehan, Jr.
Edward J. Meehan, Jr.
Assistant Secretary

Enclosures
cc: Joseph C. Benedetti